Related Party Disclosures -Summary Of Related Party Transactions (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Related Party Transaction [Line Items]
Accounts receivable	$ 183		$ 16
Loan payable	0		93
Associated Shareholders
Related Party Transaction [Line Items]
Accounts receivable	183		16
Purchase	2,135	$ 2,194
Accounts payable	0		93
Loan payable	28,649		0
Associated Shareholders | Other Income
Related Party Transaction [Line Items]
Hardware revenue	12	0
Gilbarco | Associated Shareholders
Related Party Transaction [Line Items]
Purchase		338
Gilbarco | Associated Shareholders | Other Income
Related Party Transaction [Line Items]
Hardware revenue		0
Fast Cities Australia | Associated Shareholders
Related Party Transaction [Line Items]
Accounts receivable	183		16
Purchase	0	0
Accounts payable	0		0
Loan payable	0		0
Fast Cities Australia | Associated Shareholders | Other Income
Related Party Transaction [Line Items]
Hardware revenue	0	0
St Baker Energy | Associated Shareholders
Related Party Transaction [Line Items]
Accounts receivable	0		0
Purchase		125
Accounts payable	0		93
Loan payable	28,649		$ 0
St Baker Energy | Associated Shareholders | Other Income
Related Party Transaction [Line Items]
Hardware revenue		0
Palantir Technologies | Associated Shareholders
Related Party Transaction [Line Items]
Purchase	2,135	1,731
Palantir Technologies | Associated Shareholders | Other Income
Related Party Transaction [Line Items]
Hardware revenue	0	0
Nexport Pty Ltd | Associated Shareholders
Related Party Transaction [Line Items]
Purchase	0
Nexport Pty Ltd | Associated Shareholders | Other Income
Related Party Transaction [Line Items]
Hardware revenue	12
Hardware | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue	1,588	10,527
Hardware | Gilbarco | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue		8,135
Hardware | Fast Cities Australia | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue	1,588	2,392
Hardware | St Baker Energy | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue		0
Hardware | Palantir Technologies | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue	0	$ 0
Hardware | Nexport Pty Ltd | Associated Shareholders
Related Party Transaction [Line Items]
Hardware revenue	$ 0